VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.20

Loan Level Exceptions
Run Date - xx/xx/xxxx
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	QM Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
OMT1F0JQH5M	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines for Investor 1-4 allow a minimum loan amount of $xx,xxxx. The subject closed with a loan amount of $xx,xxx. The file included an approved exception (pg xxx) indicating strong reserves and high FICO as compensating factors.
A2CPRGSBRH4	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines requires the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. The final loan approval (pg xxx) included a loan exception for wind and hail insurance coverage.
EYKFL4EVHUB	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The file included an approved exception (pg  xxxx) citing low LTV and seasoned investor as mitigating factors.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The file did not include evidence of a mortgage or rental history payment for the borrower.  The file included a letter of explanation (pg 454) indicating the borrower has paid a $xxx month contribution for the past xx years.  The file included an approved exception (pg  xxx) citing low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines require a minimum credit score of xxx. The credit report confirmed the borrowers qualifying score is xxx. The file included an approved exception (pg xxx) citing low LTV and seasoned investor.	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing the lease for property xxxx x xxxxxx xx. The file included two leases (pgs xxx xxx); however, both leases reflected the address for property xxxxx xxxxxxx xx.
NWJWJDUCQBO	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines require Mortgage payment histories not reported on the credit report must be verified for the past 12 months on the subject property. The file included an approved exception due to no rating for x/xx thru xx/xx on the borrowers primary residence.
GFJVGCFGBEW	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
															COMMENT: The file included an approved exception for the subject verification of mortgage. The mortgage matured and payments are no longer accepted. The mitigating factors cited was the low LTV.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD executed by the borrower or stamped by the settlement agent.
LEUIBVVXSYE	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) ineligible participant in transaction - EV 2
COMMENT:   First Time Buyers are ineligible for large out-of-state transactions on Traditional property types. Exceptions are allowed for reasonable distances that cross state lines. The file included an approved exception (pg xxx) siting mitigating factor of strong reserves.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg 1) reflects the Minimum loan amount is $100,xxxx.  The loan closed with a loan amount of $xx,xxx. The file included an approved exception (pg 355) siting mitigating factor of strong reserves.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix (pg x) reflects Foreign National have a max allowed 65%, plus first time investor additional 5%.  The max allowed LTV is 60%.   The loan closed with a LTV of 65%.

*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The file included evidence of EMD (pg xxx) wire transfer.  The transfer reflects the Originator Account Holder as xxxxxx xxxxxx xxx. The file did not included evidence of ownership of this account to confirm the funds came from the borrower and are acceptable assets.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The guidelines (pg xx) Acceptable asset verification for checking, savings, or money market accounts includes a Verification of Deposit (VOD) or a recent bank statement.  The file included a printout, not a bank statement.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The borrower paid $XXXX to close and there is a large deposit of $XXXX, on x.xx.xxxx into the xxxxxx Bank #xxxx and the loan file is missing the source of funds to confirm if it is one of the acceptable sources per the lender guidelines (pg xx).

*** (CURED) HUD is not fully executed - EV R
																COMMENT: The guidelines (pg xx), Final Settlement, reflect both Borrower and Seller information. The final HUD (pg xxx) only shows borrowers information.
PNHRBBSULPW	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
G4FKOIRVGL5	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines require a mortgage or rental history for the borrowers primary residence. The borrower lives rent free. The file included an approved exception (pg xxx) citing mitigating factors of high FICO, seasoned investor and strong reserves.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA declared a major disasterx.xx.xxxx, New York Severe Storms and Flooding (xx-xxxx-NY). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
23UQJ3FYQVS	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file included an approved exception, (pg 327) for the missing Lease. It should be noted the appraisal confirms the subject property is vacant.  The mitigating factors noted are Low LTV and High FICO.

*** (OPEN) Payment History and LOE for Delay - EV 2
															COMMENT: The file is missing the subject payment from 4.xxxx through closing. The current loan paid off at closing matured 4/xxxx. All fees were paid in full associated with the loan. The file included an approved exception, (pg 327). The mitigating factors noted are Low LTV and High FICO.The mitigating factors noted are Low LTV and High FICO.
Y4TTOSM5R31	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrowers primary residence. The file included a letter of explanation confirming the borrower currently lives rent free. The file included an approved exception (pg xxx) citing strong reserves as a mitigating factor.
1VKCYCENVXF	XXXXXXX			XXXXX		2	2	2	1	1	2	1	1		*** (OPEN) Hazard Insurance - EV 2 COMMENT: The file included an approved exception due to the evidence of insurance having co-insurance. The mitigating factor cited is seasoned investor.
XD4WD2GGYHU	XXXXXXX	XXXXX	3	3	3	1	1	3	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 3
COMMENT: Title proposed vested is in the name of Individual not XXXX Xxxxxx. The file did not included evidence of title with the correct vesting.	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (pg 37) indicates Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $25,xxxx.00 or if the total balance of all accounts is $25,xxxx.00 or less. The credit report (pg 359) reflects two charge offs and one collection with a total combined amount of $69,237.  The final HUD (pg 177) does not reflect the accounts were paid.  The file did not included evidence the accounts were paid.  The file included an approved exception (pg 247), citing mitigating factors of seasoned investor, low LTV and strong reserves

*** (OPEN) Foreclosure History does not meet guidelines - EV 2
COMMENT:   The guidelines (pg xx) indicates If a foreclosure was reported within the 24-month period prior to the credit report date, the loan will be generally considered ineligible.  The credit report (pg xxx) reflects a timeshare foreclosure dated x.xx.xxxx.  The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor, low LTV and strong reserves.  Additionally, the Sitex report (pg xxx) for the borrowers primary residence, reflects XXXX filed x/xx/xxxx.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines, (pg xx) requires Evidence of insurance or insurance binder must agree with Deed of Trust or Mortgage and reflect Owner(s)’ or guarantor name, mailing address, insured property address, and the type of insuranceThe HOI is not in the name of xxx xxxxxxxx.xxxxxxx The final EOI (pg xxx, xxx) is in the name of an individual, the loan closed in the name of an entity.  The guidelines (pg xx) indicates Loan Policies must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance (pg xxx and xxx) does not reflect the required coverage.  The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor, low LTV and strong reserves. The guidelines (pg xx) requires tax and insurance impounds for all loans. At the underwriters discretion the insurance impounds may be waived.  The final HUD (pg xxx) confirms taxes and insurance were not escrowed.  The loan did not include an exception.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT:   Properties that have been recently listed (within the past 6 months) are eligible for Rate and Term refinance only if the loan includes a two-year prepayment penalty.  The appraisal confirms the property is actively listed as of x/xx/xxxx for $xxx,xxx. The subject loan closed as a cash out refinance with a 12 month prepayment penalty.   The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor, low LTV and strong reserves.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg 247), citing mitigating factors of seasoned investor, low LTV and strong reserves.
KJ2YT52XOLR	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg xxx) citing mitigating factors of strong reserves, high FICO and seasoned business owner.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The subject loan closed with a LTV of 70%.   The borrower is a first time investor, which requires a 5% LTV reduction, resulting in a maximum allowed of 65% LTV.  The file included an approved exception  approved exception (pg xxx) citing mitigating factors of strong reserves, high FICO and seasoned business owner.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
															COMMENT: The guidelines allow a maximum of 3% interested party contributions. ($x,xxx,xxx*3%=$xx,xxx). The subject loan closed with a LTV of 70%, $xxx,xxx down payment. The final HUD (pg xxx) reflects the borrower paid $XXXX EMD (line 201) along with cash to close in the amount of $10,104.01 for a total of $XXXX. The file included evidence of deposits provided to the title company on x.xx.xxxx $25,xxxx, x.xx.xxxx $25,xxxx,x.xx.xxxx $50,xxxx, x.xx.xxxx $61,172.86 and x.xx.xxxx $180,xxxx (pgs xxx-xxx) for a total of deposits in the amount of $XXXX. The final HUD (line xxx/xxx) reflects $100,xxxx paid back to the borrower from the seller, resulting in a total of x.xxx% of seller contributions.
XSD32IAXF3Q	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Property Type does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral. A search of the property confirms the population is XXXX as of 2021. The nearest city with a population of over 50,xxxx is XXXX miles away. The file included an approved exception (pg xxx). The mitigating factors noted are seasoned investors and strong reserves.
OX0QC3GHNEW	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The credit score of xxx is less than the required minimum score of 650 by 5 points. The loan file contains an exception allowing for the credit score based on mitigating factors.
M3R0J4DGOVE	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: The guidelines allow a max LTV of 65% for foreign nationals. The loan closed with a LTV of 70%. The file included an approved exception (pg 468) citing high credit score as a mitigating factor.
M4V11R41TYX	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: Borrowers must have a minimum 2 years of employment in similar business being acquired. The file included an approved exception (pg 343) for the Business License Less than 2 years
Q1ZFZM4GKPJ	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The file does not include a verification of mortgage for the borrowers primary residence. The borrowers primary residence in the wife's name, there is no rating for x/xxxx-closing. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investors and high FICO.
YIFDFCOFJSK	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guideline requires a minimum DSCR of 1.20 for multi-family residence.  The final DSCR is .81%. ($xxx,xxx NOI /$xxx,xxx.xx annual debt)

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines require the HOI to have Law and ordinance endorsement for traditional 1 and 2. The HOI policy is missing the Law and ordinance endorsement. The approval has an exception noting season investor.	*** (CURED) Lender Approval - EV R COMMENT: The file is missing the lender loan approval.
PO4QKAXUICF	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
															COMMENT: The guidelines require a credit report to be dated within 60 days of the note. The credit report is dated x.xx.xxxx, the loan closed x.xx.xxxx which is 61 days old at closing. The file included an approved exception (pg xxx) for the expired credit report, citing mitigating factors of seasoned investor and strong reserves.
IAYPEMXACIF	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The guidelines require verification of the borrowers primary residence and mortgage being paid.  The mortgage paid at closing does not have a rating.  The final purchase HUD confirms prepaid interest was collected for 12 months from xx/xx purchase. The file included an approved exception (pg xxx) citing mitigating factors of strong reserves and high FICO.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines require a minimum DSCR of 1.25%.  The loan closed with a DSCR of .91%.  The file included an approved exception (pg 269) citing mitigating factors of strong reserves and high FICO.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines state when a Borrower is on title less than 12 months , the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property xx.xx.xxxx for the purchase price of $x,xxx,xxx. The appraised value was $x,xxx,xxx. The file included an approved exception (pg 269) citing mitigating factors of strong reserves and high FICO.
YCJKN2BNAQE	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The credit report dated x/xx/xxxx reflects a middle qualifying score of xxx.	*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the fully executed purchase contract.
FPXWOVRCYUL	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis. The file included evidence of insurance reflecting personal liability in the amount of $300,xxxx for each occurrence. The file included an approved exception (pg xxx) citing mitigating factor of seasoned investor.	*** (CURED) Missing Doc - EV R
																COMMENT: The executed mortgage (xxx) reflects a date of x.xx.xxxx. The executed note reflects a date of x.xx.xxxx. The file included a second mortgage dated x.xx.xxxx3 (pg xxx) which is not executed.
WAOTLTV5A0K	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
VSF3RPFCKSB	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
KDZZL3MQYPD	XXXXXXX			XXXXX		2	2	2	1	1	2	1	1		*** (OPEN) Hazard Insurance - EV 2 COMMENT: The file included an approved exception (pg xxx) due to No Ins Imp. The mitigating factors cited are High FICO and seasoned investor.
5TOQDPLVZ3S	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Assets are not sufficient to close - EV 2
COMMENT:   Funds to close short -$6,423.47

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The file included an approved exception (pg xxx) due to the hurricane deductible exceeding 5%.
NC3PAJ0R3SY	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report is good for 60 days.  The credit report is dated x.xx.xxxx, the loan closed x.xx.xxxx.  The credit report was 66 days old at closing.  The file included an approved exception, requesting an extension for 10 days.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The file included an approved exception for insurance, to not collect renewal premium at closing.  The file included a letter from the borrower stating they would pay the renewal.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The file included approved exception for xx xxxx xxxxxx Street as the property is vacant and for xxx xxxx xxxxxxx Street, as the lease is expired.  The compensating factors cited are: Appraisal shows tenant-occupied.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The file included an approved exception for VOR, Partial rating; missing proof pmts for x/xx & xx/xx. Comp factor: Lease began on x/xx/xxxx  The cited mitigating factors are low LTV and seasoned investor

*** (OPEN) Payment History and LOE for Delay - EV 2
COMMENT: The file included an approved exception for VOR, Partial rating; missing proof payment for x/xx and xx/xx Comp factor: Lease began onx/xx/xxxx. The cited mitigating factors are low LTV and seasoned investor	*** (CURED) Collections, liens or judgments not paid at closing - EV R
COMMENT:   The file included a letter of explanation for the cash out transaction (pg xxx) which indicated a portion of the proceeds would be used to pay off a seller second on xx xxxx xxxxxxx.  The file included a schedule of mortgage (pg xxx) reflecting a lien held by the seller in the amount of $xx,xxx. The final HUD (pg xxx) does not reflect a second lien was paid and closed.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual).  Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA confirms a major severe storm disaster was declared x.xx.xxxx.  The appraisal was completed x.xx.xxxx.  The loan closed x.xx.xxxx.  The file didn't include an update confirming the properties were not effected by the storm.

ZQ4HYFNKYZT	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines require a minimum of 1.25% DSCR.  The loan closed with a DSCR of .70%. (NOI $xx,xxxx.xx/Annual Debt $xxx,xxx.xx)  The file included an approved exception (pg 248) citing mitigating factor of High FICO.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines indicate Subordinate financing is acceptable on certain transactions.The subordinate financing should have a minimum term of 3 years. The note for the second lien (pg 401) reflects a term of 2 years, matures x.xx.xxxx.
HV3L3DWTQLN	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
															COMMENT: The file included an approved exception (pg xxx) requesting to extend credit report expiration 12 days to x/xx/xx. The mitigating factors cited are seasoned investor and strong reserves.
3UTEHVD15LW	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: The matrix (pg x) allows a max 70% for Traditional II products and also requires a 5% Reduction of LTV due to 1st time investor for a total max LTV allowed of 65%. The loan closed with a LTV of 70%. The file included an approved exception (pg xxx) citing strong reserves and seasoned business owner.
OD0OKGKWU3O	XXXXXXX	XXXXX	3	1	3	3	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The loan approval (pg xxx) indicates the funds to close will be coming from refinance of active xxx loan # xxxxxx. Therefore, loans are required to close together.  The file included two bank statements reflecting a combined value of $x,xxx.xx + plus evidence of the EMD in the amount of $x,xxx, for a total documented assets of $x,xxx.xx.  The file did not include the final HUD for the refinance transaction to properly document funds to close.  The final HUD reflected the borrower was required to bring $xxx,xxx.xx to closing.  The file is short verified assets in the amount of $xx,xxx.xx.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The loan approval (pg xxx) indicates the funds to close will be coming from refinance of active xxx loan # xxxxxx. Therefore, loans are required to close together.  The file included two bank statements reflecting a combined value of $x,xxx.xx + plus evidence of the EMD in the amount of $x,xxx, for a total documented assets of $x,xxx.xx.  The file did not include the final HUD for the refinance transaction to properly document funds to close.  The final HUD reflected the borrower was required to bring $xxx,xxx.xx to closing.  The file is short verified assets in the amount of $xx,xxx.xx.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA declared a major disaster 7.15.xxxx,New Jersey Severe Storm and Flooding (DR-4725-NJ). The appraisal was completed 5.XXXX.xxxx.  The file does not include an update confirming the property was not effected by the disaster.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The guidelines (pg xxx) requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI (pg xxx) reflects Loss of use ; however, does not reflect the policy is Landlord/Rental.
XCTOVFLRBPX	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines for Investor 1-4 allow a minimum loan amount of $75,xxxx.  The subject closed with a loan amount of $xx,xxx. The file included an approved exception (pg xxx) with mitigating factors of seasoned investor and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The borrowers qualifying score isxxx. The file included an approved exception (pg xxx) with mitigating factors of seasoned investor and low LTV.
A1ETG4EPQUD	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The insurance policy reflects a dwelling amount of $XXXX.  The loan amount is $xxx,xxx.  The policy did not include replacement coverage and the file did  not include replacement cost estimator from the insurer.

*** (CURED) No evidence of required debt payoff - EV R
																COMMENT: The final HUD did not reflect the mortgage reflected on title paid at closing. The HUD confirmed cash back to the borrower in the amount of $xxx,xxx.xx.
M40KKBLWZPO	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The insurance policy reflects a dwelling amount of $XXXX.  The loan amount is $xxx,xxx.  The policy did not include replacement coverage and the file did  not include replacement cost estimator from the insurer.

*** (CURED) No evidence of required debt payoff - EV R
																COMMENT: The final HUD did not reflect the mortgage reflected on title paid at closing. The HUD confirmed cash back to the borrower in the amount of $xxx,xxx.xx.
B4DXJRRURR5	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
QTWVR13SZFS	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines require verification of the borrowers primary residence. The final loan application reflected the borrower rented their primary residence for 4 years. The file did not include evidence of the payments.	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
																COMMENT: The subject loan closed with a LTV of xx%. The borrower is a first-time investor, which requires a 5% LTV reduction, resulting in a maximum allowed of 65% LTV.
13E4JNV3GMN	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $25,xxxx.00 or if the total balance of all accounts is $25,xxxx.00 or less. The credit report reflected a charge-off account as of x/xxxx, in the amount of $xx,xxxx, which was not paid at closing.  The file included an approved exception (pg 319) citing seasoned investor as a mitigating factor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg 319) citing mitigating factors of seasoned investor.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrowers primary residence. The file included a letter of explanation stating the borrower currently lives rent free. (pg xxx). The file included an approved exception (pg 319) citing seasoned investor as a mitigating factor.
XWU4EHJJJ5Z	XXXXXXX	XXXXX	2	2	2	2	1	2	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The property is not leased.  The file included evidence the property was purchased for short term rental with XXXX (pgs 235-244) .  The file included an approved exception (pg xxx) citing mitigating factor of high FICO score.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines indicate Properties that have been recently listed (within the past 6 months) are eligible for Rate and Term refinance only if the loan includes a two-year prepayment penalty. The borrower purchased the property x.xx.xxxx for a purchase price of $xxx,xxx. Additionally, construction repairs were completed in the amount of $xx,xxx. The subject transaction closed as a cash out refinance. The file included an approved exception (pg xxx) citing mitigating factor of high FICO.
1IV5XQJRM2O	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
ZM3LRDW4TRE	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
C3ZSDYRQLHT	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
02ATN5A2YPI	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
RTJNRQ0FYLS	XXXXXXX	XXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated x/xx/xxxx exceeds the 60 day requirement by one day.

*** (OPEN) Missing Documentation - EV 2
															COMMENT: Lender guidelines section 8.3 require a complete Member List of the LLC showing all members and managers and their respective ownership interest. The file contains the Certificate of Authority and an explanation stating the borrower will be the only member of the LLC signing the loan documents as well as the XXXX showing active and the EIN letter; however, is missing the member list with all members and managers and their ownership interest.
BQUFP4L5G21	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The guidelines require a minimum DSCR of 1.25%. The loan closed with a DSCR of .29%. The file included an approved exception (pg xxx) citing mitigating factors of high FICO, low LTV and seasoned investor.
4O3LJWCQS1T	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg 280) citing seasoned investor and strong reserves as mitigating factors.
OEG4NV3EASW	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The borrower does not have a primary residence mortgage history. The file included a letter of explanation indicating the borrower lives rent free. The file included an approved exception (pg xxx) citing mitigating factors of high FICO and seasoned investor.
SYE3IJUA023	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired x.xx.xxxx.   The file included an approved exception (pg 267) , citing mitigating factors of seasoned investor and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is a cash out refinance of a cross collateralized loan including three properties. Two of the properties are vacant. The file included an approved exception (pg 267) , citing mitigating factors of seasoned investor and low LTV.
HFVFIXBKIRR	XXXXXXX			XXXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing page 2 of the final HUD.
0TKC1YWKMAT	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines require verification of the borrowers primary residence payment history.  The file is missing evidence of x.xxxx payment paid.  The file included an approved exception (pg xxx) citing mitigating factor of seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines requires a minimum credit score of 650. The credit report confirms a qualifying score of xxx. The file included an approved exception (pg xxx) citing mitigating factor of seasoned investor.
RCSVSSDTGQI	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
															COMMENT: The guidelines require For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pg xxx) dated x/xx/xxxx, reflected the borrower had 3 accounts, with one reporting 26 months as an authorized user. The other two account have a high credit of $xxx and $xxx reporting 3 months. The file included an approved exception (pg xxx), citing high FICO score of xxx and low LTV.
KEOU2N5AKZB	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg 296) with mitigating factor of seasoned investor.
X5SFB2GIYBM	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
																COMMENT: The file does not show sufficient assets for closing. The final HUD confirmed the cash to close as $xx,xxx.xx. The file included evidence of the earnest money deposit of $xx,xxx and 1 page of a bank statement dated x.xx.xxxx-x.xx.xxxx reflecting a final ending balance of $xx.xx. The file included a cashiers check for cash to close from the same bank in the amount of $xx,xxx. The complete bank statement is missing for June showing the xxx name, acct # and all pages.
N215JDQN2UU	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg xxx) citing mitigating factors of high FICO and low LTV.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The file included an approved exception (pg xxx) for partial proof of payments for the borrowers primary residence for x.xxx-x.xxxx. The exception cited mitigating factors of high FICO and low LTV.
GK1NM1ESVPD	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require traditional loan - insurance criteria, the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types and traditional 2 Owner User properties are required to obtain a Business Interruption policy.  Additionally, General Liability Insurance is required on all traditional loans. For Traditional loans, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis.  The evidence of insurance does not include law and ordinance endorsement, business interruption and general aggregate liability.  The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and seasoned investor.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The minimum credit score required is 650.  The borrowers credit score is xxx.  The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The minimum credit score required is 650. The borrowers credit score is xxx. The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file is missing the final HUD executed or stamped by the settlement agent.

*** (CURED) Title issue - EV R
																COMMENT: The title reflects a mechanics lien, payable to xxxx xxxxxx in the amount of $xx,xxx, recorded x.xx.xxxx. Evidence the lien is paid was not provided.
4LEJJDFKCPD	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines indicate collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $25,xxxx.00 or if the total balance of all accounts is $25,xxxx.00 or less. The credit report (pg 953), dated x.xx.xxxx, reflects a total of 4 chargeoffs with a combined amount of $xx,xxx, dated x.xxx.   The file included an approved exception (pg 728) citing mitigating factor of seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The value for all the properties except xxx xxxx xxx, is below the minimum xxx threshold for a property within a blanket loan of $xx,xxx.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The borrowers qualifying score isxxx. The file included an approved exception (pg 728) citing mitigating factor of seasoned investor
DDQZ5D53YUM	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
3RXMJJOCML5	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The guidelines indicate for Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pg xxx) reflects one open account reporting 23 months, with a $0 balance and date of last activity of x.x.xxxx.  The file included an approved exception (pg xxx) citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The guidelines require a minimum credit score of 650, the borrowers qualifying score is xxx.  The file included an approved exception (pg 193) citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650, the borrowers qualifying score is xxx. The file included an approved exception (pg 193) citing mitigating factors of low LTV and seasoned investor.
VCWBZ0NQNQH	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The guidelines indicate for Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. Borrower(s) with no credit history will be considered on a case-by-case basis.  The credit report reflected the borrower had no open and active accounts and currently lives rent free.  The file included an approved exception (pg xxx) citing seasoned investor and low LTV as mitigating factors.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The credit report confirms the borrowers qualifying score is xxx. The file included an approved exception (pg xxx) citing seasoned investor and low LTV as mitigating factors.
3B0LGX4OG55	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
															COMMENT: The guidelines allow a maximum LTV of 75%. The subject loan closed with a LTV of xx.xx%. The file included an approved exception (pg xxx), citing seasoned investor as a mitigating factor.
FROSEIDOK2V	XXXXXXX	XXXXX	2	2	1	2	1	1	2	1	*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines require when the Borrower is on title less than 12 months, the Value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on x.xx.xxxx for $xx,xxx. The loan closed on x.xx.xxxx, using the appraised value of $xxx,xxx. The file included an approved exception (pg 186) citing seasoned investor as a mitigating factor.
K1KHS2U31LA	XXXXXXX	XXXXX	2	2	1	2	1	1	2	1	*** (OPEN) Property Type unacceptable under guidelines - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral. The appraisal confirms the subject property is located in a rural area. A search of the property confirms the population is XXXX as of 2021. The nearest city with a population of over 50,xxxx is XXXX miles away. The file included an approved exception (pg 203). The mitigating factors noted is seasoned investor.
M0OI3LO3UMY	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
																COMMENT: The appraisal is dated x.xx.xxxx. FEMA issued a Fire Management Assistance Declaration on x.xx.xxxx and x.xx.xxxx. The loan closed x/x/xxxx. The file did not include an update report addressing the FEMA disaster.
LASVDZHZVOA	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral. A search of the property confirms the population is XXXX as of 2020. The nearest city with a population of over $50,xxxx is XXXX miles away. The file included an approved exception (pg xxx). The mitigating factors noted are seasoned investor.
3WUP02ZMMVW	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA declared a major disaster x.xx.xxxx, New Jersey Severe Storm and Flooding (xx-xxxx-NJ). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
U2ENREGL1NH	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The file included an approved exception for no verification of mortgage for the subject property. The title reflected a mortgage of $x,xxx and payment history was not provided. The mitigating factor cited was low LTV.	*** (CURED) Collections, liens or judgments not paid at closing - EV R
COMMENT:   The file included evidence of a second lien on the property in the amount of $xx,xxx.  The file included an email stating the final balance is $x,xxx.xx.  The HUD did not reflect the account paid and closed.

*** (CURED) Missing flood cert - EV R
COMMENT:   The file is missing evidence of the flood certificate.

AFEU2MSTRAO	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation. The guidelines indicate a 5% reduction to the LTV for all property type, for first time investor.  The guidelines indicate the maximum LTV a foregin national is 65% maximum LTV.  The max allowed LTV per first investor and foreign national is 60%.  The loan closed with a LTV of xx%.

*** (OPEN) Document Expired  - EV 2
COMMENT:   The borrowers work authorization card expired x.xx.xxxx (pg xxxx).  The file included a letter from an attorney, confirming USCIS has announced and automatic extension of 540 days, beginning when the card expires, for those filed prior to xxxxxx xxxx.  The file included the I-797C form, which confirms it was received x.xx.xxxx.  The card is extended through xx.xx.xxxx.  The file included an approved exception (pg 301), citing mitigating factors of strong reserves and seasoned business.

*** (OPEN) Ineligible Borrower - EV 2
COMMENT:   Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation. Foreign Nationals with a SSC or TIN, must have a minimum 1 investment in US.  The borrower is a foreign national first time investor.  The file included an approved exception (pg xxx), citing mitigating factors of strong reserves and seasoned business.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines were not met for LTV. Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation. The guidelines indicate a 5% reduction to the LTV for all property type, for first time investor. The guidelines indicate the maximum LTV a foreign national is 65% maximum LTV. The max allowed LTV per first investor and foreign national is 60%. The loan closed with a LTV of xx%.	*** (CURED) Hazard Insurance - EV R
																COMMENT: The guidelines require the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. The file included evidence of insurance (pg xxx) which reflected wind/hail exclusion.
L3GYBYGMBRI	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines require a minimum credit score of 650. The credit report (pg xxx) confirmed the borrowers middle score is xxx, which is xx points less than the minimum required score. The file included an approved exception (xxx) for the credit score of xxx. The mitigating factor was noted as a low LTV.
EDNZSSVQEOZ	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Ineligible Borrower - EV 2
COMMENT:   The matrix (pg x) reflects first time buyers are ineligible for investment 1 unit properties.  The subject property is a single family residence.  The credit report does not reflect any prior home ownership.  A sitex report (pg xxx) for the borrowers primary residence does not reflect the borrower as the owner of the property.  Additionally, the subject property was transferred to the borrower at closing.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg 1) reflects the minimum loan amount is $75,xxxx.  The loan closed with a loan amount of $xx,xxx. The file included an approved exception (pg xxx), citing a mitigating factor of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix (pg 1) reflects the minimum loan amount is $75,xxxx. The loan closed with a loan amount of $xx,xxx. The file included an approved exception (pg xxx), citing a mitigating factor of low LTV.	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The file does not include a rental /mortgage payment history for the borrower.  The file included a Sitex report (pg xxx) for the borrowers primary residence, per the loan application.  The owner of record is not the borrower.  The file included a copy of the borrowers photo ID, issued x.xx.xxxx, which did not match the primary residence on the loan application.

*** (CURED) Title issue - EV R
																COMMENT: The title (pg xxx) does not reflect the borrower as the owner of record. The owner of record at the time of closing is a xxxx. The file included the constitution and by laws of the XXXX (pg 111); however, the borrower is not an individual with signing authority. The file did not include confirmation of signing authority by the borrower. The title, item #8 requires Instrument(s) in insurable form must be executed and duly filed for record, to wit: Quit Claim Deed from xxxxxxxx, Inc. to xxxxxxxxx. The file did not include a copy of the quit claim to the borrower to confirm ownership.
TCJ3MDOF4W2	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
XXNOSJ3CRYS	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines require (pg 41) indicates If the Borrower previously rented, a 12-month rental history must be verified with a Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file includes evidence of rent payments (pgs xxx-xxx), made to xxxx xxxx xxxxx LLC from x.xx.xxxx - x.xx.xxxx in the amount of $x,xxx. It cannot be determined the borrower is making the rental payments or the payments come from the borrowers account. The payment history fromx.xx.xxxx-x.xx.xxxx and x.xx.xxxx payment were made from account holder with the last name xxxxxxx.	*** (CURED) Asset Verification insufficient - EV R
																COMMENT: The guidelines (pg xx) indicate there are acceptable and unacceptable assets. The file included a VOD (pg xxx), reflecting a final balance of $xxx,xxx.xx and 12 month average balance of $XXXX. The file did not include evidence the large increase of assets were from an acceptable source
EVROJO4BEQE	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The loan file is missing page 2 of the final Settlement Statement showing the Subtotals and Amount Due to Borrower. The file contains only page 1 and the signature page.
IZ5SSSWLD33	XXXXXXX	XXXXX	3	2	3	2	1	1	2	1	*** (OPEN) Property Issues indicated - EV 2
															COMMENT: The appraisal reflects the condition of the property as C4 condition with some deferred maintenance. Appraisal notes an area of flooring that is separating, that appears to have been incorrect installation in that small area. The baseboards have not been installed where the new flooring was replaced. Tile floor in baths and master bedroom, master bath has older flooring, neither bath has been updated. Exterior shows signs of aging with peeling trim paint on the porch, the underside of the covered patio is exposed wood. Some windows have been replaced, the stucco patching has not been completed, there are gaps between the wood and the stucco. This could allow water intrusion, an estimated cost to cure of $750 was supplied in the report. An estimated cost to cure of $3,xxxx was given to the deferred maintenance items needing completed. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor.	*** (CURED) Title issue - EV R COMMENT: Title, item #11 reflects a lien in the amount of $642 to xxxxxxxxxxx in the amount of $642, which was not paid at closing.
5IJ2IOLNHHZ	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines require a minimum DSCR for Traditional II products to have a minimum DSCR of 1.25%.  The loan closed with a DSCR of .77%. The file included an approved exception (pg 256) citing mitigating factors of seasoned investor, strong reserves and seasoned business.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The final HUD confirms the HOI premium was not collected at closing.  Additionally, the policy does not include Ordinance or Law and wind and hail. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor, strong reserves and seasoned business

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require a mortgage or rental history for the borrowers primary residence. The borrower lives rent free. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor, strong reserves and seasoned business.
2QIHXAXMQNS	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The credit report (p.xxx) has a SSN mismatch SS. Lender Guidelines (p.xx-xx) require a SSN/OFAC search when there is a SSN mismatch or OFAC hit on the credit report. The loan file is missing these searches.
EV1I422JPIR	XXXXXXX	XXXXX	3	2	2	3	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: Missing 12 month mortgage history for the borrowers primary residence. Missing x.xx.xxxx, 7.XXXX.xxxx, 8.XXXX.xxxx and 12.XXXX.xxxx. Missing 5/XXXX/xxxx and 6/XXXX/xxxx payment verification for the subject property. The file included an approved exception, citing seasoned	*** (CURED) Missing flood cert - EV R COMMENT: The file is missing the flood cert for the subject property. Flood Cert in file does not belong to the subject.
CLD2X4TN35H	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
WFW5LIUOYJX	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines indicate for borrower on title less than 12 months, the value estimate limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the subject property on 12.XXXX.xxxx for $xx,xxx. The value used to calculate the LTV was the appraised value. The appraiser confirmed no updates have been made in 15 years. Utilizing the purchase price of $xx,xxx results in a LTV of 233.38%.
CQPSNQ5QSJR	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
																COMMENT: The guidelines (pg xx) require down payment and verification of funds to close. The final HUD (pg xxx) reflects cash to close in the amount of $XXXX. The file included verified assets in the amount of $XXXX. Reserves are not required to be verified. The borrower is short, verified funds to close in the amount of $7,586.44.
2GAR32VF5VL	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The guidelines indicate Federal tax liens on credit report must be paid, unless confirmed payment plan. There is a lien in the amount of $x.xx8M from CA Franchise Tax Board. Guarantor is on the payment plan. 4 payments in the amount of $xx,xxx each have been verified. The file included an approved exception (pg xxx) mitigated with low LTV and equity protection.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   Max loan amount is $x,xxx,xxx, subject closed with a loan amount of $x,xxx,xxx. The file included an approved exception (pg xxx).  The mitigating factor of low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral. A search of the property confirms the population is XXXX as of xxxx; however, the total county population is XXXX. The file included an approved exception (pg xxx). The mitigating factor of low LTV.
EPTCANWFWBU	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The evidence of insurance included a coinsurance policy. The file included an approved exception (pg xxx), citing mitigating factor of seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The final HUD is missing from the loan file.
F23LC22HE3A	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   HOA Cert provided, but not on xxx form, and no HOA budget provided. HOA seasoning < 2 years. The file included an approved exception (pg xxx) citing mitigating factors of low LTV and strong reserves.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   The contract reflects a closing date of x.xx.xxxx, the file did not include a contract extension.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The file included an approved exception (pg xxx) citing mitigating factors of low LTV and strong reserves.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require verification of the borrowers primary residence. The file does not include evidence of rental history as the borrower lives rent free. The file included an approved exception (pg 291) citing mitigating factors of low LTV and strong reserves.
3KFA5M5JCXS	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pg xx) requires evidence of the borrowers mortage payment history.  The file included an approved exception (pg 307) citing mitigating factors of Low LTV and Seasoned Investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg xx) require a minimum credit score of 650. The borrowers qualifying score is xxx and xxx. The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and Seasoned Investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The final HUD is missing from the file.
OSMLKQCB42H	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: The DSCR does not meet guidelines. The guidelines (pg x) require a minimum DSCR for Traditional I products to have a minimum DSCR of 1.20%. The loan closed with a DSCR of .85%. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines (pg xx) 8.3, LLC XXXX, requires the borrower to provide LLC documents to include a copy of Operating Agreement and/or resolution stating Authorized signor and a complete Member List showing all members and managers and their respective ownership interests. The file did not include the operating agreement or a letter confirming the borrower is the sole member.
E31DYGL02UU	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The subject property is vacant and no lease was provided. The file included an approved exception (pg xxx) citing mitigating factors of Seasoned investor and Low LTV.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pg 36) indicate for Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pg xxx) reflects one open account reporting 18 months, with a $x,xxx balance and last activity dated x.xxxx and one collection account reporting x.xx.xxxx with a payment history of 4x30, 4x60 and 9x90 and outstanding balance of $x,xxx.  The borrower does not have a two open accounts. The file included an approved exception (pg xxx) citing mitigating factors of Seasoned investor and Low LTV.

*** (OPEN) Missing Documentation - EV 2
															COMMENT: The file did not include a HOA certificate. The file included an approved exception (pg xxx) citing mitigating factors of Seasoned investor and Low LTV.
5LBWTSDLEUE	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral. A search of the property confirms the population is XXXX as of 2020. The nearest city with a population of over $100K is located XXXX miles NW of xxxxxxx, PA. The file included an approved exception (pg xxx) citing seasoned investor.
2X4VJRPAU0U	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The file is missing evidence of payment history. The VOM for the primary is missing 3 months payment from Aug xxxx thru Oct xxxxe file included an approved exception (pg xxx) citing a mitigating factor of seasoned investor.
TGRCFWUQCPM	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The guidelines require a minimum credit score of 650.  The borrowers credit score is xxx. The file included an approved exception (pg 246) citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines require a minimum credit score of 650. The borrowers credit score is xxx. The file included an approved exception (pg xxx) citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The loan approval (pg xxx) reflects the purpose as rate and term refinance.  The final HUD reflects the borrower received cash proceeds in the amount of $xx,xxx.xx.

*** (CURED) Title policy missing - EV R
																COMMENT: The preliminary title only includes schedule A. All other schedules are missing from the loan file.
A1R1VT02DL0	XXXXXXX	XXXXX	3	2	3	2	1	2	2	1	*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines indicate Properties that have been recently listed (within the past 6 months) are eligible for Rate and Term refinance only if the loan includes a two-year prepayment penalty.  The appraiser confirms the subject property was listed for sale x.xx.xxxx for $xxx,xxx and was canceled after 98 days on the market.  The loan closed as a cash out refinance, with a 12 month prepayment penalty.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require a mortgage or rental history for the borrowers primary residence. The file included an approved exception (pg xxx) for a VOR, as the borrower lives rent free.  The mitigating factor cited is seasoned investor.

*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on xx.xx.xxxx for $xxx,xxxx. The value of $xxx,xxxx was used for qualifying purposes. The file included a schedule of improvements (pg xxx) in the amount of $xx,xxxx, which were made to the property after the purchase. The file included an approved exception (pg xxx) for value seasoning. The mitigating factor cited is seasoned investor.
RWMKL0MRXHT	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1			.
XN2TZBFV3ZN	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg xxx) citing mitigating factor of low LTV.	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
																COMMENT: The guidelines (pg xx) states xxxxxx makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The borrowers photo ID reflects the subject property address, issued xx.xx.xxxx. The file did not include evidence of the borrowers primary residence. The file included a Sitex report for the property reflected on the loan application; however, the borrower is not the owner.
NLLE45Q1JCE	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The loan file does not contain a rental lease for the subject; however, does include the XXXX listing and receipts (p.xxx).  The loan file has an exception allowing for no lease based on mitigating factors.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
															COMMENT: Lender Matrix state the maximum loan amount for XXXX loans is $x,xxxx,xxxx. The subject loan is $x,xxxx,xxxx. The loan file has an exception allowing for the higher loan amount based on mitigating factors.
2JGBB3KMZ5Q	XXXXXXX	XXXXX	3	3	3	3	1	1	3	1	*** (OPEN) Property Issues indicated - EV 3
COMMENT: The guidelines (pg 14) states Property inspection reports or contractor estimates are required when the condition of the asset is undergoing a state of change (e.g., renovation) or when it exhibits a substantial amount of deferred maintenance, as determined by the real estate analyst/appraiser. A report is necessary because the extent of the renovation or deferred maintenance is often beyond our ability, or the real estate appraiser’s ability, to adequately assess. The appraisal (pg xx) recommends Mold and foundation inspections. Additionally, (pg xx) of the appraisal confirms the basement windows need replacing, there is dampness in the basement, basement ceiling shows signs of water leaks, and dampness / possible mold in the basement. The appraiser did not notate the cost to cure. The file did not include a property inspection.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA declared a major disaster x.xx.xxxx, New York Severe Storms and Flooding (XX-xxxx-NY).  The appraisal was completed x.xx.xxxx.  The file does not include an update confirming the property was not effected by the disaster.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: Missing the final HUD.
B5YHHRHPOB5	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file included an approved exception (pg xxx) for No lease for one commerical unit, expired and incomplete leases (missing pages). Comp factor: Appraisal shows 3 of 4 units tenant-occupied; 1 of 2 apts vacant.The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: The guidelines require a minimum DSCR of 1.20%. The loan closed with a DSCR of .91% The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Asset document has expired - EV R
COMMENT:   The file included evidence of retirement funds dated xx.xx.xxxx-x.xx.xxxx to document reserves.  The loan closed x.xx.xxxx, the assets were 146 days old at the time of closing.  The reserves were required to be documented as a compensating factor.

*** (CURED) Asset Verification insufficient - EV R
																COMMENT: The guidelines (pgs 47-48) require evidence of down payment and funds to close by acceptable assets. The file included a bank printout (pgs xxx-xxx) reflecting a total balance of $XXXX. The previous balance was $34,305. The printout reflects several large deposits, totaling $XXXX, which were not verified as acceptable sources of assets.
3GOLLASZRIV	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
IL5BXX2OEZN	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
K4ZIQVWNY30	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
UR5AHCXO1KV	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
WJMYXEJMOXD	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   Lender guidelines (p.xx) require on Traditional 1 and 2 loans for the policy to contain Law and Ordinance endorsement "A" and Traditional 2 owner user properties are required to obtain Business Interruption policy.  The subject is a Traditional 2 loan and the insurance policy (p.xxx-xxx) does not include either.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: Lender guidelines (p.x) requires a debt service coverage ratio (DSCR) of 1.25 for commercial Traditional II loans greater than $500K. The subject loan is $xxx,xxxx and the DSCR is .72.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
																COMMENT: The loan file is missing the Final HUD-1 Settlement Statement. The signature pages are in the file (p.xxx-xxx); however, the actual complete document is missing. There is an unsigned HUD-1 Settlement Statement (pxxx) that was utilized until final is received.
GOUYT0SABFI	XXXXXXX			XXXXX		2	2	2	1	1	2	1	1		*** (OPEN) Hazard Insurance - EV 2 COMMENT: The loan file included an approved exception (pg xxx) for no HOI impounds and no payment plan. The mitigating factor cited is High FICO.
FE0C4W3R3SX	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
JT2WVC01LIV	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
																COMMENT: The borrowers drivers license (p.xxx) that was issued x/xx/xxxx states the borrowers address is the subject property. Although all other documents in the file state the subject is for business purposes, there is no clarification for why her driver's license issued 4 months prior to the Note date shows the subject as BRW residence.
MHGWVUV1B5J	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2 COMMENT: The file included an approved exception (pg xxx) for No Ins Imp - Payment plan. The exception cited mitigating factor of High FICO.	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
																COMMENT: The guidelines (pg xx) states xxxxxx makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The subject transaction is a purchase of a single-family residence. The purchase contract (pg xxx) item 20, Additional Terms includes the following: 1- Buyers xxx business are current tenants on the property, and are responsible for keeping the "As Is" current property condition from the time of the execution of this contract until the closing, 2-Buyer will continue to pay the rent of $2,060 on the 1st of each month until the day of closing, and any proration due to tenant after the closing will be returned. Buyers do not personally occupy this property they reside at xxxxxxxxx. The file included a lease (pg 220) dated x.xx.xxxx- x.xx.xxxx, item # 2 Tenant is xxxxx & xxxxxInc and one of our guarantors. Item #5 Use & Occupancy of Property, A confirms the only person living in the premises is xxxxx & xxxxxInc and one of our guarantors and C, the tenant will use the leased premises only as a residence.
OGPCK5SEPNL	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
HTH05MOEOXJ	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The borrower paid $xx,xxx.xx to close and there is a large deposit of $xx,xxx on x/xx/xxxx into xxx #xxxx and the loan file is missing the source of funds to confirm if it is one of the acceptable sources per lender guidelines.
D3TQBSOHWOH	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
BB1IW504NJS	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA declared a major disaster x.xx.xxxx, Florida Hurricane xxxxxxx (xx-xxxx-FL), with the incident period of x.xx.xxxx. The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
XMQC4KPEP5B	XXXXXXX			XXXXX		3	1	3	1	1	1	1	1			*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R COMMENT: Lender guidelines (p.xx) require an OFAC check. The loan file is missing the OFAC check.
FTBIUJOARH4	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   Condo Project Questionnaire provided, not xxx HOA Cert, and no P&L.  The file included an approved exception (pg xxx), citing mitigating factors of low LTV and strong reserves.

*** (OPEN) Ineligible Borrower - EV 2
COMMENT:   The matrix, (pg x) indicates first time buyers are ineligible.  The file included an approved exception (pg xxx), citing mitigating factors of low LTV and strong reserves.

*** (OPEN) Missing Documentation - EV 2
COMMENT: The guidelines (pg xxx) requires proof of the borrowers primary residence. The file did not include evidence of the borrowers primary residence.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The approved exception (pg xxx) requires 6 months reserves ($xx,xxx.xx) as a mitigating factor.  The file did not document sufficient funds for closing and reserves.  The HUD (unsigned pg xxx dated x/xx/xxxx) shows the borrower required funds to close of $xxx,xxx.xx. The total verified assets are $xxx,xxx.xx resulting in short funds to close of $x,xxx.xx plus 6 months $xx,xxx.xx for a total shortage of verified funds $xx,xxx.xx.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The file did not document sufficient funds for closing.  The HUD (unsigned pg xxx dated x/xx/xxxx) shows the borrower required funds to close of $xxx,xxx.xx. The total verified assets are $xxx,732.48 resulting in short funds to close of $8,797.22.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The final HUD page xxx dated x/xx/xxxx, is not executed by the borrower or stamped by the settlement agent.
24WWJI45VDK	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: Lender guidelines (p.xx) require payment history for 12-months at the borrowers primary residence. The borrower is living rent & mortgage free (p.xxx) as husband is solely responsible for primary residence. The loan approval (p.xxx) reflects an exception based on mitigated factors of high FICO and seasoned investor.
ZULPNYRSZ3H	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
															COMMENT: The loan file is missing the HOA questionnaire verifying HOA fees. Lender approval (p.240) approved an exception based on mitigated factors of being a seasoned investor.
UIRJH2SGXIW	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The credit report reflected a fraud alert dated x.xx.xxxx, placed for seven years. The file did not include evidence the borrower was contacted per the fraud alert instruction prior to extending credit.
OFIJYTR1UUO	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: There are no leases for the two units of the subject. The loan file contains an approved exception allowing for no leases based on mitigated factors of Low LTV and High FICO.	*** (CURED) Title issue - EV R
																COMMENT: The preliminary title item #10 (p.xxx) reflects a delinquent business tax debt of $XXXX against the borrower secured to the subject. This was not paid on the final HUD. The loan file is missing evidence it is satisfied.
ZXXJH4JKYD0	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The borrower primary reflects a rating of 1x30,  XXX loan xxxxxxxx rolling 30 within 90 days. The file included an approved exception (pg xxx) with mitigating factors of seasoned investor and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The guidelines (pg xx) require a minimum credit score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg 276) with mitigating factors of seasoned investor and low LTV.
NAZWNPWCVFG	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The subject property does not have a current lease. The loan file contains an approved exception allowing as the loan being refinanced is a rehab loan. The exception is based on mitigated factors of high FICO and seasoned investor.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: The subject property is in a FEMA declared disaster area with in incident period of x/xx/xxxx-x/x/xxxx for Hurricane xxxxxx. The appraisal was done x/x/xxxx. The loan file is missing a post-disaster inspection verifying no damage.
RFKXT3UX1WF	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
															COMMENT: Lender guidelines (p.xx) states mortgage payment history not reported on the credit report must be verified for the past 12 months for the subject property. The file contains a payment history from xx/xxxx-x/xxxx (10 months) and then x/xxxx and x/xxxx (p.xxx). The loan file is missing the proof of payments for xx/xxxx and x/xxxx to meet the 12-month requirement.
QXH5RQBWWXQ	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The maximum allowable LTV for a first time investor is 70%.  The subject loan was approved with an LTV of xx% which exceeds the maximum by 5%.  The loan file contains an approved exception based on mitigated factors of strong reserves and High FICO.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: The maximum allowable LTV for a first time investor is 70%. The subject loan was approved with an LTV of xx% which exceeds the maximum by 5%. The loan file contains an approved exception based on mitigated factors of strong reserves and High FICO.
OVM0GQLE5IB	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix (pg 1) requires for First time investor a 5% LTV reduction for all property types. The borrower is a first time investor. The max allowed LTV for Investor 1-4 is 75% plus the 5% reduction for first time investors, results in a max allowed 70%. The loan closed with a xx% LTV. The file included an approved exception (pg xx ), citing mitigating factors of high FICO and strong reserves	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The loan approval (pg xxx) requires 6 months of reserves of the PI payment ($x,xxx.xx).  The months reserve is short 6 months. The borrower is short verified funds in the amount of $x,xxx.xx ($xx,xxx.xx-$xx,xxx.xx).

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan approval (pg 197) requires 6 months of reserves of the PI payment ($x,xxx.xx).  The file included a copy of the EMD (pg xxx) in the amount of $x,xxx, dated x.xx.xxxx from xxxxx, acct #xxxx  The file included assets (pg xxx) dated x.xx.xxxx rom xxxxxxxxx, acct #xxxx, reflecting a total amount of $xx,xxx.xx.  The final HUD (pg xxx) reflects EMD of $x,xxx, plus cash to close of $xx,xxx.xx for total required to close in the amount of $xx,xxx.xx.  The EMD was dated after the asset staements.  The file was required to have documented assets in the amount of $xx,xxx.xx ($xx,xxx.xx+$x,xxx.xx).  The borrower is short verified funds in the amount of $x,xxx.xx ($xx,xxx.xx-$xx,xxx.xx)

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident x.xx.xxxx, declared a major disaster x.xx.xxxx, New Jersey Severe Storm and Flooding (xx-xxxx-NJ). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
0AP15M4LLKV	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guideline (pg xx) for Traditional loan requires a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis.  The policy does not reflect $2 million general aggregate limit. The file did not include an approved exception.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   The matrix (pg x) indicates there are ineligible lending locations nationwide.  The file included an approved exception (pg 260) for state exclusion override, citing mitigating factor of seasoned investor and to keep the investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg xx) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file did not include an approved exception.

*** (OPEN) Missing Doc - EV 2
COMMENT: The matrix (pg x) reflects the minimum loan amount for Multi-family, Mixed Use and Commercial is $xxx,xxxx. The subject loan closed with a loan amount of $xxx,xxxx, required. The file included an approved exception (pg 260) citing mitigating factor of seasoned investor	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   FEMA declared a major disaster x.xx.xxxx, with an  incident period  x.xx.xxxx-x.xx.xxxx, Illinois Severe Storms and Flooding (xx-xxxx-IL).  The appraisal was completed x.xx.xxxx.  The file does not include an update confirming the property was not effected by the disaster

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The matrix (pg x) reflects impounds are required for taxes and property insurance.  The final HUD (pg xxx), confirms property insurance was not escrowed. The file did not include an approved exception.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: The guidelines (pg xx) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The file included a letter of explanation (pgs xxx and xxx) indicating the borrower’s primary residence does not have a mortgage. The letter of explanation for the subject property indicating at the time of escrow, 12 months of ITI payments were collected, with the option of applying to the first 12 months or the last 12 months of the loan. The borrower chose the option to make payments for the first 12 months, x.xx.xxxx-x.xx.xxxx and use the interest reserve the last 12 months x.xx.xxxx-x.xx.xxxx. The file did not include evidence of the payments for the first 12 months. The file did not include an approved exception.
P5P3FHUACBY	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pg xx) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor and high fico.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pg xx) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property and the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg xxx) citing mitigating factors of seasoned investor and high fico	*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pg xx) require the named insured in each policy must be the owner of the real estate securing the loan with xxx and/or any xxx affiliates named as additional insured.  The evidence of liability insurance reflected the name insured that is not our borrower.

*** (CURED) Not all borrowers signed HUD - EV R
																COMMENT: The final master HUD is not executed by the borrower or stamped by the settlement agent. The file included two hard pull credit reports. The first report dated x.xx.xxxx reporting one tradeline for the borrower. The second report dated x.xx.xxxx, reporting two tradelines, with one opened x.xx.xxxx. The file included two HUDs, one dated x.xx.xxxx which is stamped and signed by the borrower, the second dated x.xx.xxxx which is not stamped or signed by the borrower. The final HUD dated x.xx.xxxx needs to be stamped or executed by the borrower to utilize the credit report dated x.xx.xxxx.
U20RE52SX4Q	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
															COMMENT: The credit report dated x.xx.xxxx expired x.xx.xxxx, the subject loan closedx.x.xxxx. The loan approval (pg xxx)reflected the credit report was dated x.xx.xxxx, expiring x.xx.xxxx. The file did not include a credit report dated x.xx.xxxx. The file did not include an approved exception.
MMGNXLTCBZC	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
OD52KLGL0H1	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file included an approved exception (pg xxx) due to the HOA seasoning < 2 yrs and no HOA budget and P&L.  The mitigating factors cited are High FICO and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pg 50) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The subject was purchased by the company x.xx.xxxx for $xxx,xxxx.  The guarantor was added as a member x.xx.xxxx. The file included an approved exception (pg xxx) citing mitigating factors cited are High FICO and low LTV.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The guidelines require a mortgage or rental history for the borrowers primary residence. The borrower lives rent free. The file included an approved exception (pg 304) citing mitigating factors of Low LTV and High FICO.
DCAVBL1IST2	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
GCROKF2T1Q3	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pg x) requires a minimum DSCR of 1.0 for owner user transactions.  The loan closed with a DSCR of .79%.  The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and Seasoned Investor

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg 283) citing mitigating factors of Low LTV and Seasoned Investo

*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
COMMENT:   The guidelines require a minimum score of 650.  The borrowers qualifying score is xxx. The file included an approved exception (pg 283) citing mitigating factors of Low LTV and Seasoned Business

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines require a minimum score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg xxx) citing mitigating factors of Low LTV and Seasoned Business	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident period dated x.xx.xxxx-x.xx.xxxx, declared a major disaster x.xx.xxxx, Florida Hurricane Xxxxx (xx-xxxx-FL). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
JWL4XA5UJNX	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
34DCQQMIR2Y	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg xx) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pg xxx) reflects loss of use and does not indicate Landlord/Rental policy.
XARNFXQWJUG	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident x.xx.xxxx declared a major disaster x.xx.xxxx,Louisiana xxxxxx Fire (xx-xxxx-LA). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
4BOO4AYZ0BZ	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg xx) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types are required to obtain a Business Interruption policy.  The evidence of insurance (pg xxx) reflects Law and Ordinance Coverage is not provided. The file did not include an approved exception

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines require a mortgage or rental history for the borrowers primary residence.  The borrower lives rent free. The file included an approved exception (pg xxx), citing mitigating factors of Low LTV.

*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
															COMMENT: The guidelines require a mortgage payment history for the subject property. The file included a VOM showing no lates; however, the interest payments are deferred until payoff of the loan, beginning with interest due for x.xx.xxxx. The file included an approved exception (pg xxx), citing mitigating factors of Low LTV.
HTPD5TGIKJX	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Guidelines (p.xx) require a hazard policy with Law and Ordinance endorsement A for traditional 1 and 2 properties.  The subject hazard policy (p.168) does not include this endorsement.  The loan approval (p.xxx) contains an approved exception based on mitigated factors of the borrower being a seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Guidelines (p.xx) state loans must have a minimum score of 650. The borrowers credit score is xxx. The loan approval (p.xxx) contains an approved exception for the credit score based on mitigated factors of the borrower being a seasoned investor.
2T0CDAQ45EN	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file is missing evidence of June, July and August xxxx paid. The file included an approved exception (pg xxx), citing mitigating factor of Low LTV.

*** (OPEN) Credit Report expired - EV 2
															COMMENT: The credit report dated x.xx.xxxx expired x.xx.xxxx. The loan closed 9.11.xxxx. The file included an approved exception (pg xxx ) extending the credit date to x.xx.xxxx, citing mitigating factor of seasoned investor.
1P4RB3QLKAF	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The subject is located in a FEMA disaster area xx-xxxx-IL for severe storms and flooding with an incident period of x/xx/xxxx-x/x/xxxx and a declaration date of x/xx/xxxx.  The appraisal was completed x/xx/xxxx.  Provide a Post-Disaster Inspection verifying there was no damage to the subject property.

*** (CURED) Hazard Insurance - EV R
																COMMENT: Guidelines (p.xx) state the hazard policy for traditional 2 owner user properties are required to obtain a Business Interruption policy. The hazard insurance (p.xxx) does not contain business interruption coverage.
M2P4SVROCCU	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident x..xxxx-x.xx.xxxx, declared a major disaster x.xx.xxxx, Florida Hurricane Xxxxx (xx-xxxx-FL). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster
CYHRIZ3IR2S	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The borrower has a rental history of less than 12 months. The file included an approved exception (pg xxx), citing mitigating factor of high FICO
X1AEV0BSRWR	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines indicate properties located in a town or city with a population less than 25,xxxx but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,xxxx or more are eligible collateral.  A search of the property confirms the population is XXXX as of xxxx.  The nearest city with a population of over $50,xxxx is XXXX miles away.  The file included an approved exception (pg xxx).  The mitigating factors noted are seasoned investors and pride of investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix (pg x) requires a minimum score of 650.  The borrower qualifying score is xxx.  The file included an approved exception (pg 211 ), citing mitigating factors of seasoned investor and pride of ownership

*** (OPEN) Credit Report expired - EV 2
															COMMENT: The credit report dated x.xx.xxxx expired x.xx.xxxx. The loan closed x.xx.xxxx. The file did not include an approved exception.
PPHSFQ4MAXH	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
															COMMENT: The loan approval states the credit report expiration date is x/x/xxxx and the Note date is x/x/xxxx. The loan approval has an approved exception for the credit report expiring prior to the Note date based on mitigated factors of High FICO and seasoned investor.
JXQLCVZKWT0	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The file included an approved exception (pg xxx  ), citing mitigating factor of high FICO, due to no VOR for the borrowers primary residence.  The file included a rent free letter (pg xxx).

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pg 56) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The HOI (pg xxx) reflects the mailing address and subject address as the same.  Additionally, the policy does not include loss of rent, loss of use or indicate Landlord/Rental Policy.   The file included an approved exception (pg xxx ), citing mitigating factor of  high FICO.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
																COMMENT: The guidelines (pg xx) states xxxxxx makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. The certificate of non-owner occupancy (pg xxx) reflects the subject property as their primary residence. Additionally, the final loan application (pg 207) reflects the borrowers primary residence as the subject property. The HOI (pg xxx) reflects the mailing address and subject address as the same. Additionally, the policy does not include loss of rent, loss of use or indicate Landlord/Rental Policy. The note (pg xxx) reflects the borrowers mailing address as the subject property
RLAVJCKNMER	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
DDIMG5JHDSQ	XXXXXXX	XXXXX	3	2	1	3	1	1	2	1	*** (OPEN) Property listed for sale in past 12 months - EV 2
															COMMENT: The guidelines (pg xx) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the properties x.xx.xxxx for a combined value of $xxx,xxxx. The appraisal reflected a combined value of xxx0,xxxx. The value used for qualifying purposes was $xxx,xxxx. Utilizing the purchase of $xxx,xxxx, results in a 97.83% LTV. The file did not include an approved exception.
MRHD45TTBCN	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor due to xxx xxxxxxx - Vacant appraisal.
EA2DRR4HZ5G	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT: The matrix requires a 5% reduction to the LTV for first time investors. The maximum LTV allowed is 70%, the borrower is a first time investor; therefore the max allowed is 65%. The loan closed with a 70% LTV. The file included an approved exception (pg xxx ), citing mitigating factor of strong reserves . The borrower is short funds to close.	*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
																COMMENT: The final HUD (pg xxx) reflects the borrower paid $xx,xxx deposit, plus funds to close of $xxx,xxx.xx, for total funds to close in the amount of $xxx,xxx.xx. The file included evidence of gift funds (pg xxx-xxx) paid to the title company in the amount of $xx,xxx, plus a statement from xx Bank, acct #xxxx, reflecting a final balance of $xxx,xxx.xx, for a total of $xxx,xxx.xx of verified funds. The borrower is short funds to close in the amount of $69.05. ($xxxxxxx - $xxxxxx)
VTHPO0XEQL1	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																COMMENT: The flood insurance (pg xxx), under the property information, primary residence is answered yes. Additionally, the initial application (pg xxx) reflects the borrowers current residence will be an investment property.
OETBLC2523O	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject property is currently vacant per the appraisal. The loan approval reflects an unmitigated approved exception allowing for no lease.
3MRWKLUIVMA	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
															COMMENT: The borrower Lives with family rent free. The file included an approved exception (pg xxx), citing mitigating factor of other.
2OJZSCSROGH	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The loan file does not contain the HOA Cert, budget or P&L.  The loan file contains an approved exception allowing for No HOA Cert, budget and P&L based on mitigated factors off Low LTV, High FICO and Strong reserves.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: Lender guidelines (p.xx) states Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The hazard insurance policy (p.xxx) has Loss of Use; however, does not state that it is a Landlord Policy. Additionally, the binder (p.xxx) states it is a HO3 Secondary/Seasonal policy.
HF3UYPMX2BF	XXXXXXX	XXXXX	2	2	2	2	1	2	2	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (pg xx) indicate Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $25,xxxx.00 or if the total balance of all accounts is $25,xxxx.00 or less. The credit report (pg ) confirms the borrower has $xx,xxxx in collections which were not paid at closing. The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor and low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg x) reflects the minimum loan amount for Investor 1-4 is $xx,xxxx.  The subject loan closed with a loan amount of $xx,xxxx, required.  The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor and low LTV.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pg xx) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on xx.xx.xxxx for $xx,xxxx, plus construction of $xx,xxxx for a total of $xx,xxxx.  The value of $xxx,xxxx was used for qualifying purposes. The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor and low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The matrix (pg x) requires a minimum credit score of 650. The borrowers qualifying score is xxx. The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor and low LTV.
SNIUZ5CIKMT	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
AMAWJFYUVNU	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: Lender guideline (p.35) state loans must have a minimum credit score of 650. The borrowers credit score (p.334) is xxx. The loan approval has an approved exception for the credit score based on mitigated factors based on being a seasoned investor.
NQIBU2KLXRL	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix requires a 5% reduction to the LTV for first time investors.  The maximum LTV allowed is 70%, the borrower is a first time investor; therefore the max allowed is 65%.  The loan closed with a  70% LTV. The file included an approved exception (pg xxx), citing mitigating factors of strong reserves  and high FICO.

*** (OPEN) Missing Documentation - EV 2
COMMENT:   Missing Commercial Association docs. Per purchase contract, there's an owner's association, $xxx/mo. The file included an approved exception (pg xxx), citing mitigating factors of strong reserves  and high FICO.

*** (OPEN) Hazard Insurance - EV 2
															COMMENT: The guidelines (pg xx) indicate, wind/hail deductible up to the lesser of 5% or $25,xxxx is acceptable. The evidence of insurance (pg xxx) reflects the wind/hail deductible is 10%. The file included an approved exception (pg xxx), citing mitigating factors of strong reserves and high FICO.
4TYDSMNXQKK	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident period x.xx.xxxx declared a major disaster x.xx.xxxx, XXXX (xx-xxxx-WA). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster
J14HGZ00E5C	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
EML2GRFLFM4	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (pg xx) requires Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $25,xxxx.00 or if the total balance of all accounts is $25,xxxx.00 or less. The credit report (pg xxx) reflected 4 charge off accounts, totaling $xx,xxxx.  The charge offs were not paid at closing or prior.  The file included an approved exception (pg xxx ), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The guidelines (pg 36) requires for Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pg xxx) reflects the borrower has one mortgage account reporting for 8 months and 2 authorized user accounts. The file included an approved exception (pg xxx ), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The property is 87% vacant.  The file included an approved exception (pg xxx ), citing mitigating factors of seasoned investor and strong reserves.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The matrix (pg x) requires a minimum credit score of 650. The credit report (pg xxx) reflects a qualifying score of xxx. The file included an approved exception (pg xxx ), citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) Hazard Insurance - EV R
																COMMENT: The guidelines (pg xx) requires the named insured in each policy must be the owner of the real estate securing the loan with xxx and/or any xxx affiliates named as additional insured. The evidence of insurance (pg xxx) reflects the insured name as A xxxxxxxx LLC. The loan closed in the name of xxxxx xxxxx LLC.
SSGESCGGSHW	XXXXXXX			XXXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The loan file contains a lease agreement for the subject; however, it does not reflect the rent amount or dates of the lease term.
POMZ4GHQSVO	XXXXXXX			XXXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The appraisal reflects the subject property is owner occupied.
QJMZDHGBSCT	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2 COMMENT: The subject property is vacant. The loan approval has an approved exception allowing for no lease based on mitigated factors of High FICO.	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report has a SSN alert (p.xxx).  The file does not contain a SSN Validation.

*** (CURED) Property listed for sale in past 12 months - EV R
																COMMENT: According to the appraisal (p.xx), the subject is currently listed for sale for $xxx,xxx (p.xx). This is verified by the Listing (p.xxx). Lender guidelines (p.xx) states properties that have been recently listed for sale must: Be off the market (evidenced by expired or canceled listing agreement or commentary within the appraisal supporting a listing cancellation) and; Eligible for Rate and Term refinances only if loan includes a two year prepayment penalty. Borrower to sign letter stating awareness of prepayment penalty associated with loan and; Value will be based on the lesser of the lowest list price, appraised value or underwritten value. The subject does not meet the first two requirements as the listing is not removed and the Note reflects only a one year prepayment penalty.
USYEAEN4PO2	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Ineligible Borrower - EV 2
COMMENT: Lender guidelines state first time buyers are ineligible for investment 1-unit properties. The loan approval contains a rejected exception for a first time investor.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The subject property hazard insurance (p.xxx) reflects the Mortgagee as xxx Mortgage Services and also lists a second Mortgagee of xxxx xxxxx xxxxxx.  The loan approval does not reflect a second lien, nor does the preliminary title or any other documents in the file.  The loan file does not contain clarification for the second mortgagee.

*** (CURES) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
																COMMENT: Lender guidelines (p.xx-xx) requires the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation Replacement cost can be determined by endorsement on insurance cert, the carrier’s estimate, or the lender’s appraisal estimate, or (C) insurance vender-provided replacement cost coverage amount. a. In lieu of the above criteria, acceptable policy(s) need only state a “Guaranteed Replacement Cost”. The loan file does not contain a replacement cost estimate, the appraisal does not have a estimated cost new provided and the policy does not state guaranteed replacement cost. Moreover, the binder (p.xxx) specifically states extra replacement cost is excluded.
GQATPTSPYNE	XXXXXXX	XXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   FlexTerm matrix states there is a 5% LTV reduction for all property types for first time investors.  The maximum LTV is 75% for an Investor 1-4; therefore, the maximum for a first time investor is 70%.  The subject LTV is xx.xx% ($xxx,xxx/$xxx,xxxx) which exceeds guideline maximum.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: XXXX matrix states First time buyers are ineligible for investment 1-unit properties. The loan approval has an approved exception allowing based on mitigated factors of Strong Reserves.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The file does not include an acceptable secondary value from an approved vendor.
TSJHOGFZSJE	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The subject property is vacant. The loan approval has an approved exception allowing for no lease 100% vacant based on mitigated factors of High FICO.	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: Lender guidelines (p.xx) states acceptable asset verification for checking, savings or money market accounts includes a VOD or a recent bank statement. The loan file contains a wire transfer of the closing funds (p.xxx) from xxxxxx xxx; however, the file is missing the VOD or bank statement.
SQRYWUO2MJ3	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
2RCDJAADI0J	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   Lender guidelines (p.xx) states all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXXX Rating Guide, rating of A or better by XXXX, or a rating of A or better as to claims paying ability by XXXX Rating Group.  The insurance carrier has a B rating (p.xxx).  The loan approval has an approved exception based on mitigated factors of being a seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: Lender guidelines (p.54) states xxx requires tax and insurance impounds for all loans. The HUD shows County taxes impound of $75.21/month with 12 months held for a total of $902.52. The preliminary title (p.xxx) shows Parish of xxxxxxx taxes for $902.55/yr; however, also shows City of xxxxx taxes of $200.48/year. It appears the City taxes were not escrowed as required by guidelines. The loan approval has an approved exception based on mitigated factors of being a seasoned investor and High FICO.
OCXJTWTSBX0	XXXXXXX	XXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: The borrower lives rent free with mother and does not have a primary housing payment history. The loan approval has an approved exception allowing for no VOR based on mitigated factors of Low LTV and being a seasoned investor and High FICO.	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal (p.xx) lists the borrower as XXXX, who is not a borrower or Guarantor on the subject transaction.

*** (CURED) Title issue - EV R
																COMMENT: The preliminary title (p.xxx) shows the proposed insured as xxxxx xxxx and xxxx xxxx. The loan file does not contain a title supplement or final title policy verifying the insured was corrected to xxxxxl xxxxxx xxxxx xxxxxx, LLC.
0Q45X5NVHWY	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower does not have a primary housing payment history.  The loan file contains an approved exception allowing since in spouse's name only based on mitigated factors of Low LTV and Seasoned investor.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated X/XX/xxxx (p.xxx) exceeds the 60 day requirement.  The loan approval (p.xxx) states the credit report expires X/XX/xxxx (60 days); however, the Note date is  X/xx/xxxx.
*** (OPEN) Hazard Insurance - EV 2
															COMMENT: Lender guidelines section 7.2-I states the named insured in each policy must be the owner of the real estate securing the loan. The hazard policy (p.135) shows the insured as XXXXXX XXXXXX XXXX, LLC; however, the borrower is Xxxxxx Xxxxxxx.
ZNIJNOSI5NV	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
BLGBLLAWN21	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Lender guidelines (p.xx) requires a complete Member List showing all members and managers and their respective ownership interests. The loan file does not contain this documentation.
DNAI1NWNGA3	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The borrower is a first time investor.  VM XXXX Loan matrix states First time buyers are ineligible for investment 1-unit properties.  The loan approval has an approved exception allowing based on mitigated factors of High FICO and strong reserves.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
															COMMENT: VM XXXX Loan matrix states the max LTV for an Investor 1-4 family is 75% and there is a first time investor reduction of 5% for a maximum allowable LTV of 70%. The subject loan LTV of xx% exceeds the maximum allowable by 5%.
4DZR5D30R1U	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The loan approval (p.xxx) states the subject failed the Rurality Check.  Per the appraisal (p.41), the subject town population is XXXX.  The loan approval has an approved exception allowing for the rurality based on mitigated factors of Low LTV and High FICO.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
															COMMENT: Lender guidelines section 6.3 states a minimum of three months P&I reserves required post-closing for first time investors. The required reserves are $3,024.45 ($x,xxx x 3). The borrower paid $XXXX to close and has verified assets of $XXXX for a total of verified reserves of $2,198.18 for a reserve shortage of $826.27.
NY3W2W54TOZ	XXXXXXX	XXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Seller CD - EV R
COMMENT:   The loan file is missing the seller side of the final Settlement Statement.

*** (CURED) Title issue - EV R
																COMMENT: Preliminary title Schedule B #8 has an open judgment against the seller in the amount of $XXXX. The loan file does not contain evidence this was satisfied and removed.
CTLIVEOFFWK	XXXXXXX	XXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The hazard insurance policy (p.xxx) is in the name of XXXX, who is not the borrowing entity or Guarantor. The loan approval has an approved exception for the hazard insurance form based on mitigated factors of high FICO and seasoned investor.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The subject is in a FEMA declared disaster area for Hurricane Xxxxx dated x/xx/xxxx.  The appraisal is dated x/xx/xxxx and the loan file is missing a Disaster Inspection to verify there was no damage.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																COMMENT: The appraisal (p.xx) reflects the borrower as xxxxxx xxxx. The borrowing entity is xxxxx xxxxx xxxxx, LLC and the Guarantor is xxxx x. xxxx
WRWJOFJAKP1	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The loan file is missing the HOA budget and P&L.  The loan approval has an approved exception based on mitigated factors of Low LTV and Seasoned investor.

*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   Guidelines (p.xx) require a two-year time period from dismissal or discharge of a Chapter 13 Bankruptcy.  The borrower had a Chapter 13 dismssed x/xxxx.  The loan approval has an approved exception based on mitigated factors of Low LTV and Seasoned investor.

*** (OPEN) Foreclosure History does not meet guidelines - EV 2
															COMMENT: Guidelines (p.xx) state if a foreclosure was reported within the 24-month period prior to the credit report date, the loan will generally be considered ineligible. The borrower has an open foreclosure action on the property profile for xxx x xxxxxxx dated x/xx/xxxx; however, the HELOC rating on the credit report is 0x30 over the last 24 months. The loan approval has an approved exception based on mitigated factors of Low LTV and Seasoned investor.
O0UTBQDESV3	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	.	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The subject loan file has only 6 months canceled checks for the primary residence mortgage. The loan file has an approved exception allowing based on mitigated factors of being a seasoned investor.	*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R
COMMENT:   The credit report does not show an OFAC search.  The loan file is missing the clear OFAC search for the Guarantor.

*** (CURED) Title issue - EV R
																COMMENT: The preliminary title Schedule B-m (p.xxx) has four open Mechanics and Municipal claims totaling $XXXX. They are not paid on the final HUD and loan file does not contain evidence these are satisfied
B2W444SXZJL	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit report incomplete - EV 2
COMMENT:   The credit report has an incorrect DOB.  The loan approval includes an approved exception allowing based on mitigated factors of being a seasoned investor and strong reserves.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: Per the loan approval, the subject properties failed the Rurality Check. The loan approval includes an approved exception allowing based on mitigated factors of being a seasoned investor and strong reserves.
02GOF1ES52E	XXXXXXX	XXXXX	3	2	3	2	1	2	2	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The borrower, xxxx xxxx, has only 0 active tradelines and lender guidelines require at least two active major consumer credit and/or mortgage accounts (p.xx).  The loan approval has an approved exception allowing based on mitigated factors of Seasoned Investor and Low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject property is vacant at the time of the appraisal.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.

*** (OPEN) Property Issues indicated - EV 2
COMMENT:   The subject property failed the Rurality check per the loan approval (p.xxx).  The loan approval has an approved exception allowing based on mitigated factors of Seasoned Investor and Low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Lender guidelines (p.xx) require a minimum credit score of 650.  The borrower has a score of xxx.  The loan approval has an approved exception allowing based on mitigated factors of Seasoned Investor and Low LTV.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
															COMMENT: Per the Lender guidelines (p.51) for recently listed properties require the property be off the market, eligible for Rate and Term Refi only and value used is the lesser of the lowest appraised value, or underwritten value. The value used is less than the listing value and the listing is cancelled, the loan file contains the listing removal effective 6/15/xxxx (p.xx); however, the subject is a cash out refinance, which is ineligible. The BRW received $XXXX at closing.	*** (CURED) Title issue - EV R COMMENT: The preliminary title schedule B #11 has a judgment secured in the amount of $XXXX and the loan file does not have evidence this has been paid and removed.
0TSBTA3VA4J	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report expired x/xx/xxxx.  The loan approval has an approved exception extending until x/xx/xxxx based on mitigated factors of seasoned investor.

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The hazard insurance (p.169) does not have loss of rents/business income.  The loan approval has an approved exception allowing based on mitigated factors of seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is vacant at the time of the appraisal with a lease and payment provided. The loan approval has an approved exception allowing based on mitigated factors of seasoned investor.
G0KXIYGAVJM	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated x/xx/xxxx exceeds the 60 day requirement.  The loan approval has an approved exception allowing for the credit report to be extended to x/xx/xxxx based on mitigated factors of Low LTV.

*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The subject is vacant. The loan approval has an approved exception allowing based on mitigated factors of seasoned investor and Low LTV.
ZOFZVVJSG3U	XXXXXXX	XXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The file included an approved exception (pg xx), due to XXXX, Owner Occupied, citing mitigating factors of low LTV and high FICO.

*** (OPEN) Entity Evidence of signatory authority - EV 2
COMMENT: The guidelines (pg xx) requires a Copy of Operating Agreement and/or resolution stating Authorized signor. The file is missing the operating agreement and evidence of the EIN.	*** (CURED) FEMA Declaration - Natural Disaster Area (Individual & Public). Missing Subsequent Property Inspection - EV R
																COMMENT: FEMA incident x.xx.xxxx, declared a major disaster x.xx.xxxx, New Jersey Severe Storm and Flooding (xx-xxxx-NJ). The appraisal was completed x.xx.xxxx. The file does not include an update confirming the property was not effected by the disaster.
PVAR0BFZNFK	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: The matrix (pg 1), requires a minimum credit score of 650. One of the borrowers has a qualifying credit score of xxx.The file included an approved exception (pg xxx), citing mitigating factor of low LTV.
USI14FUY25X	XXXXXXX			XXXXX		1	1	1	1	1	1	1	1
WXODT24ZSUR	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
															COMMENT: The guidelines (pg x) requires a minimum DSCR of 1.25 for Traditional II refinance with a loan amount greater than $500,xxxx. The loan closed with a loan amount of $x,xxx,xxxx and the DSCR is 1.07%. The file included an approved exception (pg xxx), citing mitigating factors of seasoned investor and Low LTV.
2T112FGJJW4	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
															COMMENT: The matrix (pg x) indicates there are ineligible lending locations nationwide. The file included an approved exception (pg 262) for state exclusion override, citing mitigating factor of Low LTV.
SGNWZKY0RHW	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance (Lvl 2)
															Comment: The maximum allowable LTV for a first time investor is 70%. The subject loan was approved with an LTV of xx.xxx% which exceeds the maximum by .92%. The loan file contains an approved exception based on mitigated factors of strong reserves and High FICO.
QUIRGTBAKXI	XXXXXXX	XXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Hazard Insurance (Lvl 2)
															Comment: The guidelines require the HOI to have Law and ordinance endorsement for traditional 1 and 2. The HOI policy is missing the Law and ordinance endorsement. The approval has an exception noting HIGH FICO and season investor.